Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Total bank borrowings	875,457	1,086,248	179,436

Comprised of:
Short-term	383,083	487,964	80,606
Long-term, current portion	191,473	273,310	45,148

	574,556	761,274	125,754
Long-term, non-current portion	300,901	324,974	53,682

	875,457	1,086,248	179,436

Schedule of Maturities of Long-Term Debt

As of December 31, 2013, the maturity profile of these long-term bank borrowings are as follows:

	RMB	US$
Within one year	273,310	45,148
Between one and two years	221,046	36,514
Between two and three years	67,437	11,140
Between three and four years	31,227	5,158
Between four and five years	5,264	870

	598,284	98,830